Restructuring Activities - Transformation Plan (Details) - Transformation Plan - USD ($)	12 Months Ended		27 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jul. 02, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 44,100,000	$ 321,500,000
Restructuring charges, after tax		$ 33,400,000
Restructuring charges per diluted share (USD per share)		$ 0.12
Restructuring liability	$ 0	$ 5,500,000	$ 5,500,000